COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Feb. 26, 2017	Nov. 27, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 7:	COMMITMENTS AND CONTINGENCIES

Forward Foreign Exchange Contracts

The Company uses over-the-counter derivative instruments to manage its exposure to foreign currencies. The Company is exposed to credit loss in the event of nonperformance by the counterparties to the forward foreign exchange contracts. However, the Company believes that its exposures are appropriately diversified across counterparties and that these counterparties are creditworthy financial institutions. Please see Note 3 for additional information.

Other Contingencies

Litigation. There have been no material developments with respect to the information previously reported in the Company’s 2016 Annual Report on Form 10-K related to legal proceedings.

In the ordinary course of business, the Company has various pending cases involving contractual matters, facility and employee-related matters, distribution matters, product liability claims, trademark infringement and other matters. The Company does not believe any of these pending legal proceedings will have a material impact on its financial condition, results of operations or cash flows.

NOTE 14:	COMMITMENTS AND CONTINGENCIES

Operating Lease Commitments

The Company is obligated under operating leases for manufacturing, finishing and distribution facilities, office space, retail stores and equipment. At November 27, 2016, obligations for future minimum payments under operating leases were as follows:

(Dollars in thousands)
2017	$159,101
2018	121,638
2019	99,499
2020	79,074
2021	61,368
Thereafter	148,500

Total future minimum lease payments	$669,180

In general, leases relating to real estate may include renewal options of various length. The San Francisco headquarters office lease contains multiple renewal options of up to 57 years. Rental expense for the years ended November 27, 2016, November 29, 2015, and November 30, 2014, was $204.6 million, $192.5 million and $193.0 million, respectively.

Forward Foreign Exchange Contracts

The Company uses over-the-counter derivative instruments to manage its exposure to foreign currencies. The Company is exposed to credit loss in the event of nonperformance by the counterparties to the forward foreign exchange contracts. However, the Company believes that its exposures are appropriately diversified across counterparties and that these counterparties are creditworthy financial institutions. See Note 5 for additional information.

Other Contingencies

Litigation. In the ordinary course of business, the Company has various pending cases involving contractual matters, facility and employee-related matters, distribution matters, product liability claims, trademark infringement and other matters. The Company does not believe any of these pending legal proceedings will have a material impact on its financial condition, results of operations or cash flows.